Reporting Entity	12 Months Ended
Dec. 31, 2020
Disclosure of reporting entity [Abstract]
Reporting Entity
Note 1 - Reporting Entity
A.
Cellcom Israel Ltd. ("the Company") is a company incorporated and domiciled in Israel and its official address is 10 Hagavish Street, Netanya 4250708, Israel. The consolidated financial statements of the Group as at December 31, 2020, comprise the Company and its subsidiaries (together referred to as the "Group") and the Group’s holdings in included entities. The Group operates and maintains a cellular mobile telephone system in Israel and provides cellular telecommunications services, landline telephony services, internet services, international calls services, television over the internet services and transmission services. The Company is controlled by Koor Industries Ltd. (directly and through agreements with other shareholders of the Company), a wholly owned subsidiary of Discount Investment Corporation Ltd. ("DIC."). In November 2020, the court approved the sale of approx. 82.26% of the shares of DIC (under receivership) to a group of investors led by Mega Or Holdings Ltd., subject to obtaining approvals required under applicable law. In March 2021, the MOC approved the transfer of the Company's means of control as aforesaid. As per the approval, upon completion of such transfer, Mega Or shall hold up to 29.9% of DIC's share capital and it shall be considered a "founding shareholder" alongside Koor industries Ltd. and as an "Israeli shareholder", as such terms are defined in the Company's cellular license. The Company's shares are traded on the Tel Aviv Stock Exchange (TASE). With respect to delisting the Company’s shares from the New York Stock Exchange see Note 36 hereunder.

B.	Update on the Corona virus measures and possible implication
In the end of 2019, the COVID-19 virus broke out in China, which spread in early 2020 to many countries around the world, including Israel (the “COVID-19 Crisis”). In January 2020, the World Health Organization announced the COVID-19 outbreak a global health emergency, and in March 2020, the World Health Organization announced that COVID-19 was a pandemic. The COVID-19 Crisis is an exceptional event with macro-economic implications. Following this event, since March 2020, the State of Israel (like many other countries) took significant measures in an attempt to prevent the spread of the virus. These measures included, inter alia, restrictions on citizen’s movement and employment, restrictions on gatherings and events, restrictions on commercial activities, closing of borders between countries, closing leisure and cultural venues and a significant reduction in the presence of employees at workplaces.
The Group, which belongs to a critical infrastructure sector that requires continued operation of the services for customers who are residents of Israel, continued providing services to all of its customers, at a high level of quality. However, the imposition of horizontal restrictions that include, inter alia, closing the skies in Israel and around the world and imposing restrictions on citizens’ traffic in Israel and around the world, from the start of the COVID-19 Crisis, led to a significant decrease in international inbound and outbound tourism and a significant adverse effect on the Group’s revenues from roaming services of the Group’s customers abroad, and revenues from the roaming services of tourists that came to Israel in 2020. The Group estimates that a material adverse effect is expected on its revenues from roaming services in the near future also, insofar as the restrictions on inbound and outbound tourist traffic in Israel continue.
In addition, as the result of restrictions on trade and closing down of shopping mall and commercial centers, the Group closed its points of sale and various service centers operated by it for a certain period during the lockdowns.
It should also be stated that, as of this date, the group took various measures in an attempt to reduce the foregoing effects, inter alia, by reducing expenses and promoting streamlining processes that include, inter alia, putting employees on unpaid leave for a certain period, reducing rent and municipal tax expenses (in light of the closing of service centers and points of sale), diverting sales to the Group’s digital channels etc.
As part of the effects of COVID-19 on the capital market, the Company’s investment portfolio recorded losses in Q1 2020, which were partially offset in Q2 and Q3 2020. In light of the high volatility in markets, and to reduce financing exposure the Company’s board decided to realize the investment portfolio in full in Q3 2020.
The Company has examined its sources of financing and liquidity and estimates, that it possesses the financial strength to deal with the crisis, this, inter alia, in light of the diversity of its fields of activity and the scope of its liquid balances. In addition, in May 2020, the Company completed a public issue of Debentures (Series L) and Options (Series 4) by way of the expansion of such series, and also in December 2020, the Company completed a private placement of Debentures (Series L) by way of the expansion of the series, all as detailed in Note 20 above.
The Company has examined the effects of the crisis on the balances present in the Company’s statement of financial position, including current assets, inventory, fixed assets and effect on changes in lease contracts, and did not perform any adjustments in material amounts due to the crisis.
Nevertheless, since this is an event that is outside the control of the Company and due to the ongoing nature of the crisis that is characterized by uncertainty, inter alia, regarding the dates on which the epidemic shall slow down, as of the date of the financial statements, there is no certainty with respect to the scope and impact on the Company and on the market in general, inter alia, in light of market conditions, the economic condition in Israel and the world, the scope of unemployment, the scope of private consumption, concern for development of a local or global reception, or another outbreak of the virus. Such sweeping effects, if and as occurring, all or some, could have an adverse effect on the business of the Group and the results of its operations.